Condensed Consolidated Statements of Equity (Unaudited) (Parenthetical) - ¥ / shares	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Equity [Abstract]
Dividends declared (in Yen per share)	¥ 39.00	¥ 20.50